DISAGGREGATION OF REVENUES	12 Months Ended
Nov. 30, 2023
Disaggregation Of Revenues
DISAGGREGATION OF REVENUES

NOTE 10 – DISAGGREGATION OF REVENUES

Revenues generated from different revenue streams consist of the following:

	For the Years Ended
	November 30,
	2023	2022	2021
Real estate sales	$476,294,249	$471,984,562	$308,156,934
Rental revenue	1,224,503	757,606	931,849
Real estate brokerage revenue	81,077	116,817	289,336
Total	$477,599,829	$472,858,985	$309,378,119

The Company’s revenues are presented net of consumption tax collected on behalf of governments. The Company has elected to adopt the practical expedient for incremental costs to obtain a contract with a customer, i.e. sales commissions, with amortization periods of one year or less to be recorded in selling, general and administrative expenses when incurred.

Changes in the Company’s deferred revenue, which was included in other liabilities in the consolidated balance sheets, for the years ended November 30, 2023, 2022 and 2021 were presented in the following table:

	November 30,	November 30,	November 30,
	2023	2022	2021
Deferred revenue as of the beginning of the year	$88,276	$129,720	$140,488
Net cash received in advance during the year	1,475,446	518,912	249,422
Revenue recognized (consumption tax included) from opening balance of deferred revenue	(91,890)	(113,247)	(65,726)
Revenue recognized (consumption tax included) from deferred revenue arising during the year	(1,410,653)	(424,088)	(183,486)
Foreign exchange effect	56	(23,021)	(10,978)
Deferred revenue as of the end of the year	$61,235	$88,276	$129,720

As of November 30, 2023, 2022 and 2021, and for the years then ended, all of our long-lived assets and revenues generated were attributed to the Company’s operation in Japan.